CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)
Analysis of income and expense [line items]
Total	€ (7)	$ (7)	€ (2)	$ (2)	€ (18)	$ (18)	€ 2	$ 2
Realized exchange (losses) / gains on foreign currency derivatives - net	(4)		4		(8)		6
Unrealized losses on foreign currency derivatives - net	(3)		(6)		(12)		(3)
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net	0		0		2		(1)
Included in Revenue
Analysis of income and expense [line items]
Total	(2)		(1)		(5)		(2)
Included in Cost of sales
Analysis of income and expense [line items]
Total	0		0		0		(1)
Included in Other gains and losses - net
Analysis of income and expense [line items]
Total	€ (5)		€ (1)		€ (13)		€ 5